Summary of Significant Accounting Policies - Schedule of Significant Unobservable Inputs of Level 3 Financial Assets and Liabilities (Details) - Significant unobservable inputs [Member] $ in Thousands		Sep. 30, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Assets:
Loans receivable at fair value, Fair value (in Dollars)		$ 55,018		$ 90,103		$ 532,419
Total level 3 assets measured at fair value (in Dollars)		83,995		130,619		985,000
Liabilities:
Contingent consideration, Fair value (in Dollars)				4,538		25,194
Total level 3 liabilities measured at fair value (in Dollars)		8,500		4,538		25,194
Measurement Input, EBITDA Multiple [Member] | Market approach [Member]
Assets:
Equity securities, Fair value (in Dollars)		$ 24,117		$ 34,654		$ 324,279
Equity securities, Measurement input		5.9		6.3
Measurement Input, EBITDA Multiple [Member] | Market approach [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input						0.7
Measurement Input, EBITDA Multiple [Member] | Market approach [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input						13.5
Measurement Input, EBITDA Multiple [Member] | Market approach [Member] | Weighted Average
Assets:
Equity securities, Measurement input			[1]	6.3	[2]	8.3	[2]
Measurement Input, Sale Multiple [Member] | Market approach [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input		0.5		2.1		0.8
Measurement Input, Sale Multiple [Member] | Market approach [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input		6		8		3.5
Measurement Input, Sale Multiple [Member] | Market approach [Member] | Weighted Average
Assets:
Equity securities, Measurement input			[1]	3.1	[2]	0.9	[2]
Measurement Input, Market Price [Member] | Market approach [Member]
Assets:
Loans receivable at fair value, Fair value (in Dollars)		$ 1,303		$ 3,953		$ 19,897
Loans receivable at fair value, Measurement input		6.08				19.87
Measurement Input, Market Price [Member] | Market approach [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input				9.97		0.04
Loans receivable at fair value, Measurement input				9.6
Measurement Input, Market Price [Member] | Market approach [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input				11.1		92.51
Loans receivable at fair value, Measurement input				16.48
Measurement Input, Market Price [Member] | Market approach [Member] | Weighted Average
Assets:
Equity securities, Measurement input	[2]			10.76		12.27
Loans receivable at fair value, Measurement input		6.08	[1]	12.9	[2]	19.87	[2]
Measurement Input, Annualized Volatility [Member] | Market approach [Member]
Assets:
Equity securities, Fair value (in Dollars)		$ 4,860		$ 5,862
Measurement Input, Annualized Volatility [Member] | Market approach [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input		48		47
Measurement Input, Annualized Volatility [Member] | Market approach [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input		192		171
Measurement Input, Annualized Volatility [Member] | Market approach [Member] | Weighted Average
Assets:
Equity securities, Measurement input		71	[1]	87
Measurement Input, Annualized Volatility [Member] | Option pricing model [Member]
Assets:
Equity securities, Fair value (in Dollars)				$ 5,862		$ 69,971
Measurement Input, Annualized Volatility [Member] | Option pricing model [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input				47		25
Measurement Input, Annualized Volatility [Member] | Option pricing model [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input				171		187
Measurement Input, Annualized Volatility [Member] | Option pricing model [Member] | Weighted Average
Assets:
Equity securities, Measurement input	[2]			87		67
Measurement Input, Market Interest Rate [Member]
Liabilities:
Contingent consideration, Measurement input						8.5
Measurement Input, Market Interest Rate [Member] | Weighted Average
Liabilities:
Contingent consideration, Measurement input	[2]					8.5
Measurement Input, Market Interest Rate [Member] | Discounted cash flow [Member]
Assets:
Equity securities, Fair value (in Dollars)						$ 58,331
Loans receivable at fair value, Fair value (in Dollars)				$ 86,150		$ 512,522
Liabilities:
Contingent consideration, Fair value (in Dollars)				4,538
Total level 3 liabilities measured at fair value (in Dollars)				$ 4,538
Measurement Input, Market Interest Rate [Member] | Discounted cash flow [Member] | Minimum [Member]
Assets:
Equity securities, Measurement input						20.2
Loans receivable at fair value, Measurement input				7.3		10
Liabilities:
Contingent consideration, Measurement input				5
Measurement Input, Market Interest Rate [Member] | Discounted cash flow [Member] | Maximum [Member]
Assets:
Equity securities, Measurement input						57
Loans receivable at fair value, Measurement input				69.1		41.6
Liabilities:
Contingent consideration, Measurement input				7.5
Measurement Input, Market Interest Rate [Member] | Discounted cash flow [Member] | Weighted Average
Assets:
Equity securities, Measurement input	[2]					24.6
Loans receivable at fair value, Measurement input	[2]			19.7		17.1
Liabilities:
Contingent consideration, Measurement input	[2]			5.1
Measurement Input, EBITDA Volatility [Member] | Discounted cash flow [Member]
Liabilities:
Contingent consideration, Fair value (in Dollars)						$ 25,194
Contingent consideration, Measurement input						70
Measurement Input, EBITDA Volatility [Member] | Discounted cash flow [Member] | Weighted Average
Liabilities:
Contingent consideration, Measurement input	[2]					70
Measurement Input, Asset Volatility [Member] | Discounted cash flow [Member]
Liabilities:
Contingent consideration, Measurement input						69
Measurement Input, Asset Volatility [Member] | Discounted cash flow [Member] | Weighted Average
Liabilities:
Contingent consideration, Measurement input	[2]					69

[1]	Unobservable inputs were weighted by the relative fair value of the financial instruments.
[2]	Unobservable inputs were weighted by the relative fair value of the financial instruments.